Cash and cash equivalents	12 Months Ended
Jun. 30, 2021
Cash and cash equivalents
Cash and cash equivalents
21	Cash and cash equivalents

	2021	2020
	£’000	£’000
Cash at bank and in hand	110,658	51,539
Cash and cash equivalents for the purposes of the consolidated statement of cash flows are as above.